SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Property and equipment, Balance	$ 4,623,228	$ 5,070,507
Property and equipment, Balance	12,757,682	4,623,228	$ 5,070,507
Equipment not ready for use [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Balance		1,815,909
Property and equipment, Balance	8,710,149		1,815,909
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Balance	43,438	67,525
Property and equipment, Balance	623,903	43,438	67,525
Machinery and equipments [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Balance	4,535,989	3,133,083
Property and equipment, Balance	3,400,774	4,535,989	3,133,083
Office equipment [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Balance	43,801	53,990
Property and equipment, Balance	22,856	43,801	53,990
Cost [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Balance	9,415,610	8,209,091	5,130,404
Additions	10,181,213	1,167,953	3,011,562
Reclassification
Effect of changes in foreign exchange rates	(303,472)	38,566	67,125
Disposals	17,221
Property and equipment, Balance	19,276,130	9,415,610	8,209,091
Cost [member] | Equipment not ready for use [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Balance		1,815,909
Additions	8,893,033	206,018	1,902,713
Reclassification		(2,013,090)	(141,702)
Effect of changes in foreign exchange rates	(182,884)	(8,837)	54,898
Disposals
Property and equipment, Balance	8,710,149		1,815,909
Cost [member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Balance	124,256	123,659	117,115
Additions	613,192
Reclassification
Effect of changes in foreign exchange rates	(7,925)	597	6,544
Disposals
Property and equipment, Balance	729,523	124,256	123,659
Cost [member] | Machinery and equipments [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Balance	9,095,508	6,091,621	4,830,020
Additions	668,857	949,551	1,087,414
Reclassification		2,013,090	162,917
Effect of changes in foreign exchange rates	(109,759)	41,246	11,270
Disposals	17,221
Property and equipment, Balance	9,637,385	9,095,508	6,091,621
Cost [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Balance	195,846	177,902	183,269
Additions	6,131	12,384	21,435
Reclassification			(21,215)
Effect of changes in foreign exchange rates	(2,904)	5,560	(5,587)
Disposals
Property and equipment, Balance	199,073	195,846	177,902
Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Balance	4,792,382	3,138,584	2,066,170
Effect of changes in foreign exchange rates			18,150
Depreciation for the year	1,713,686	1,653,798	1,054,264
Disposals	12,380
Property and equipment, Balance	6,518,448	4,792,382	3,138,584
Accumulated depreciation [member] | Equipment not ready for use [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Balance
Effect of changes in foreign exchange rates
Depreciation for the year
Disposals
Property and equipment, Balance
Accumulated depreciation [member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Balance	80,818	56,134	29,526
Effect of changes in foreign exchange rates			2,529
Depreciation for the year	24,802	24,684	24,079
Disposals
Property and equipment, Balance	105,620	80,818	56,134
Accumulated depreciation [member] | Machinery and equipments [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Balance	4,559,519	2,958,538	1,930,726
Effect of changes in foreign exchange rates			27,727
Depreciation for the year	1,664,712	1,600,981	1,000,085
Disposals	12,380
Property and equipment, Balance	6,236,611	4,559,519	2,958,538
Accumulated depreciation [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Property and equipment, Balance	152,045	123,912	105,918
Effect of changes in foreign exchange rates			(12,106)
Depreciation for the year	24,172	28,133	30,100
Disposals
Property and equipment, Balance	$ 176,217	$ 152,045	$ 123,912